Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Loss Per Share

	December 31,
	2017			2018			201 9
	Loss £’000	Weighted shares number	Loss per share £	Loss £’000	Weighted shares number	Loss per share £	Loss £’000	Weighted shares number	Loss per share £
Basic and diluted	(38,799)	69,012,348	(0.56)	(32,029)	71,144,786	(0.45)	(34,844)	89,424,476	(0.39)